F | Fidelity Series Inflation-Protected Bond Index Fund
Fund Summary Fund/Class: Fidelity® Series Inflation-Protected Bond Index Fund/F
Investment Objective
The fund seeks to provide investment results that correspond to the total return of the inflation-protected sector of the United States Treasury market.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	F Fidelity Series Inflation-Protected Bond Index Fund Class F
Shareholder fees (fees paid directly from your investment)	none

Annual operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses	F Fidelity Series Inflation-Protected Bond Index Fund Class F
Management fee	0.05%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.05%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Expense Example (USD $)	F Fidelity Series Inflation-Protected Bond Index Fund Class F
1 year	5
3 years	16
5 years	28
10 years	64

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 26% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing at least 80% of assets in inflation-protected debt securities included in the Barclays® U.S. 1-10 Year Treasury Inflation-Protected Securities (TIPS) Index (Series-L).
  Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default) and futures contracts - and forward-settling securities, to adjust the fund's risk exposure.

Principal Investment Risks
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from its index.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Investing for Inflation Protection. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.
Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

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Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	2.88%	June 30, 2011
Lowest Quarter Return	-5.62%	June 30, 2013

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended
December 31, 2014
Average Annual Total Returns F Fidelity Series Inflation-Protected Bond Index Fund	Past 1 year	Past 5 years	Life of class		Inception Date
Class F Return Before Taxes	0.95%	2.70%	3.03%	[1]	Sep. 29, 2009
Class F Return After Taxes on Distributions	(0.65%)	1.33%	1.68%	[1]	Sep. 29, 2009
Class F Return After Taxes on Distributions and Sale of Fund Shares	1.10%	1.61%	1.87%	[1]	Sep. 29, 2009
Barclays® U.S. 1-10 Year Treasury Inflation-Protected Securities (TIPS) Index (Series-L) (reflects no deduction for fees, expenses, or taxes)	0.91%	2.78%	3.11%	[1]	Sep. 29, 2009
[1]	From September 29, 2009.